Fair Value Measurements (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

	As of December 31, 2021
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Financial Assets:
Derivative financial instruments included in prepaid expenses and other current assets	$244	$—	$244	$—
Total financial assets	$244	$—	$244	$—

Financial Liabilities:
Derivative financial instruments included in accrued expenses and other current liabilities	$61	$—	$61	$—
Total financial liabilities	$61	$—	$61	$—

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation	The following table presents the summary of the changes in the fair value of our Level 3 financial instruments during 2021:

	Convertible Preferred Shares
	Warrant Liabilities	Tranche Rights
	(in thousands)
Balance as of December 31, 2020	$9,089	$2,478
Changes in fair value	101,413	21,260
Settlement of convertible preferred share tranche rights and Series E-1 convertible preferred share warrants	(74,724)	(23,738)
Reclassification of Series B/C convertible preferred share warrant liability to equity	(35,778)	—
Balance as of December 31, 2021	$—	$—